PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Disclosure of information for cash-generating units [line items]
Property, plant and equipment	$ 36,725	$ 35,638
ArcelorMittal USA LLC | NAFTA
Disclosure of information for cash-generating units [line items]
Impairment charge for property, plant and equipment	$ 600
Pre-tax discount rate	13.98%	16.91%
Property, plant and equipment	$ 3,213